SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES - Estimated useful lives of fixed assets (Details)	12 Months Ended
Dec. 31, 2021
Buildings and leasehold improvements | Minimum
FIXED ASSETS
Estimated useful lives of fixed assets	5 years
Buildings and leasehold improvements | Maximum
FIXED ASSETS
Estimated useful lives of fixed assets	40 years
Furniture and equipment | Minimum
FIXED ASSETS
Estimated useful lives of fixed assets	3 years
Furniture and equipment | Maximum
FIXED ASSETS
Estimated useful lives of fixed assets	7 years
Telecommunication networks | Minimum
FIXED ASSETS
Estimated useful lives of fixed assets	3 years
Telecommunication networks | Maximum
FIXED ASSETS
Estimated useful lives of fixed assets	20 years